Operating Lease Equipment (Schedule Of Future Minimum Lease Rentals Due On Non-Cancelable Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Operating Lease Equipment [Abstract]
2013	$ 1,607.6
2014	1,382.0
2015	1,142.9
2016	881.1
2017	650.7
Thereafter	1,516.7
Total	$ 7,181.0